Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
24	OPERATING SEGMENTS

Directors determine the basis of operating segments by analyzing the Group’s various revenue streams. They consider the nature of these revenues, the markets served, and the internal reporting structure. By segmenting the Group into distinct operating units, each with unique financial metrics and strategic goals, directors gain clearer insights into performance. This segmentation informs business decisions and resource allocation, allowing directors to target investments, manage costs, and optimize operations effectively for each segment.

The Group’s operations are located in Malaysia. All of the Group’s revenue from external customers based on the location of the Group’s operations is from Malaysia. The geographical locations of the Group’s non-current assets are mostly situated in Malaysia based on physical location of assets.

	For the year ended December 31, 2022
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	1,328,798	2,483,001	4,284,753	3,715,205	1,188,269	13,000,026
Cost of Sales	(470,167)	(1,199,509)	(2,979,152)	(2,498,021)	(812,376)	(7,959,225)
Gross Profit	858,631	1,283,492	1,305,601	1,217,184	375,893	5,040,801
Selling & Administrative Expenses	(361,585)	(361,585)	(361,585)	(361,585)	(361,584)	(1,807,924)
Income from operations	497,046	921,907	944,016	855,599	14,309	3,232,877

Segment depreciation	756,352	126,059	252,117	63,029	63,029	1,260,586
Segment amortization	98,607	16,435	32,869	8,217	8,217	164,345

Segment Assets	7,706,698	1,284,450	2,568,900	642,225	642,225	12,844,498
Segment Liabilities	2,971,653	495,275	990,551	247,638	247,638	4,952,755

	For the year ended December 31, 2023
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	3,605,525	2,865,215	7,357,444	14,269,572	1,182,893	29,280,649
Cost of Sales	(992,815)	(2,189,450)	(7,892,692)	(9,472,173)	(565,647)	(21,112,777)
Gross Profit	2,612,710	675,765	(535,248)	4,797,399	617,246	8,167,872
Selling & Administrative Expenses	(545,638)	(545,638)	(545,638)	(545,638)	(545,638)	(2,728,190)
Disposal Gain	—	—	—	—	662,701	662,701
Income from operations	2,067,072	130,127	(1,080,886)	4,251,761	734,309	6,102,383

Segment depreciation	983,447	163,908	327,816	81,954	81,954	1,639,079
Segment amortization	61,427	10,238	20,476	5,119	5,119	102,379

Segment Assets	12,779,177	2,129,863	4,259,726	1,064,931	1,064,931	21,298,628
Segment Liabilities	6,647,962	1,107,994	2,215,987	553,997	553,997	11,079,937
	For the year ended December 31, 2024
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	12,030,103	5,678,947	12,947,339	21,342,990	—	51,999,379
Cost of Sales	(9,268,483)	(5,589,343)	(11,710,862)	(12,943,296)	(329,444)	(39,841,428)
Gross Profit	2,761,620	89,604	1,236,477	8,399,694	(329,444)	12,157,951
Selling & Administrative Expenses	(667,282)	(667,282)	(667,281)	(667,281)	—	(2,669,126)
Income from operations	2,094,338	(577,678)	569,196	7,732,413	(329,444)	9,488,825

Segment depreciation	1,012,795	168,799	337,598	84,400	84,400	1,687,992
Segment amortization	33,154	5,525	11,051	2,763	2,763	55,256

Segment Assets	16,412,701	2,735,450	5,470,900	1,367,725	1,367,725	27,354,501
Segment Liabilities	5,982,180	997,030	1,994,060	498,515	498,515	9,970,300